UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_|  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Magnetar Investment Management, LLC
Address:          1603 Orrington Avenue
                  Evanston, IL 60201


Form 13F File Number:     028-11795
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael Turro
Title:            Chief Compliance Officer
Phone:            847-905-4690

Signature, Place and Date of Signing:


  /s/ Michael Turro              Evanston, IL            November 14, 2007
----------------------------     -------------           -----------------
         [Signature]             [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                     ------------

Form 13F Information Table Entry Total:                  90
                                                     ------------

Form 13F Information Table Value Total:                $269,996
                                                     ------------
                                                   (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None


                                                 MAGNETAR INVESTMENT MANAGEMENT, LLC
                                                              FORM 13F
                                                   Quarter Ended September 30, 2007

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                              CLASS                        VALUE      SHRS OR    SH/  PUT/ INVESTMENT  OTHER      VOTING  AUTHORITY
                              -----                        ------     --------   ---  ---- ----------  ------    -------------------
NAME OF ISSUER                TITLE             CUSIP      (X$1,000)  PRN AMT    PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                -----             -----      ---------  -------    ---  ---- ----------  --------  ----    ------ ----
------------------------------------------------------------------------------------------------------------------------------------

ACCESS INTEGRATED TECHNLGS I  CL A              004329108  $3,457       617,334  SH         SOLE                   617,334
AEROVIRONMENT INC             COM               008073108  $3,814       165,761  SH         SOLE                   165,761
AFFILIATED MANAGERS GROUP     COM               008252108  $3,862        30,284  SH         SOLE                    30,284
ALIGN TECHNOLOGY INC          COM               016255101  $5,918       233,654  SH         SOLE                   233,654
ALLOY INC                     NEW COM           019855303  $3,707       394,779  SH         SOLE                   394,779
AMERISTAR CASINOS INC         COM               03070Q101  $4,975       177,039  SH         SOLE                   177,039
AMTRUST FINANCIAL SERVICES I  COM               032359309  $4,026       265,413  SH         SOLE                   265,413
ANSWERTHINK INC               COM               036916104  $3,418     1,039,040  SH         SOLE                 1,039,040
APPLERA CORP                  COM AP BIO GRP    038020103    $875        25,271  SH         SOLE                    25,271
ATLAS AMER INC                COM               049167109  $2,137        41,399  SH         SOLE                    41,399
AUTOBYTEL INC                 COM               05275N106    $437       134,062  SH         SOLE                   134,062
BARRIER THERAPEUTICS INC      COM               06850R108  $4,854       803,640  SH         SOLE                   803,640
BASIN WTR INC                 COM               07011T306    $120        10,173  SH         SOLE                    10,173
BENIHANA INC                  COM               082047101    $338        19,742  SH         SOLE                    19,742
BENIHANA INC                  CL A              082047200  $4,404       254,429  SH         SOLE                   254,429
CARDIODYNAMICS INTL CORP      COM               141597104    $453       871,561  SH         SOLE                   871,561
CARROLS RESTAURANT GROUP INC  COM               14574X104    $588        52,484  SH         SOLE                    52,484
COPA HOLDINGS SA              CL A              P31076105  $2,775        69,289  SH         SOLE                    69,289
CYPRESS BIOSCIENCES INC       COM PAR $.02      232674507  $4,073       297,530  SH         SOLE                   297,530
DELIA'S INC NEW               COM               246911101    $459        97,615  SH         SOLE                    97,615
DIAMOND FOODS INC             COM               252603105  $1,761        85,239  SH         SOLE                    85,239
DRUGSTORE COM INC             COM               262241102    $307        94,676  SH         SOLE                    94,676
E TRADE FINANCIAL CORP        COM               269246104    $723        55,357  SH         SOLE                    55,357
EMERGENCY MEDICAL SVCS CORP   CL A              29100P102    $660        21,812  SH         SOLE                    21,812
FALCONSTOR SOFTWARE INC       COM               306137100  $4,423       367,072  SH         SOLE                   367,072
FOREST OIL CORP               COM PAR $0.01     346091705  $3,183        73,964  SH         SOLE                    73,964
FORMFACTOR INC                COM               346375108    $852        19,198  SH         SOLE                    19,198
GASTAR EXPL LTD               COM               367299104  $2,983     2,057,182  SH         SOLE                 2,057,182
GEN-PROBE INC NEW             COM               36866T103  $3,028        45,486  SH         SOLE                    45,486
GREATBATCH INC                COM               39153L106  $2,116        79,567  SH         SOLE                    79,567
GREIF INC                     CL A              397624107  $3,980        65,586  SH         SOLE                    65,586
HARSCO CORP                   COM               415864107    $761        12,833  SH         SOLE                    12,833
HEALTH GRADES INC             COM               42218Q102  $6,145     1,017,336  SH         SOLE                 1,017,336
HEALTHEXTRAS INC              COM               422211102  $6,215       223,335  SH         SOLE                   223,335
HERCULES TECH GROWTH CAP INC  COM               427096508  $4,698       354,054  SH         SOLE                   354,054
HITTITE MICROWAVE CORP        COM               43365Y104  $4,677       105,944  SH         SOLE                   105,944
HOLOGIC INC                   COM               436440101    $271         4,440  SH         SOLE                     4,440
HOME DIAGNOSTICS INC DEL      COM               437080104  $2,442       254,940  SH         SOLE                   254,940
HORNBECK OFFSHORE SVCS INC N  COM               440543106  $2,553        69,555  SH         SOLE                    69,555
HYTHIAM INC                   COM               44919F104  $2,986       401,381  SH         SOLE                   401,381
INNERWORKINGS INC             COM               45773Y105  $3,268       189,644  SH         SOLE                   189,644
INSIGHT ENTERPRISES INC       COM               45765U103  $4,061       157,329  SH         SOLE                   157,329
INVESTMENT TECHNOLOGY GRP NE  COM               46145F105  $5,553       129,200  SH         SOLE                   129,200
INVESTOOLS INC                COM               46145P103  $4,524       374,175  SH         SOLE                   374,175
JAMBA INC                     *W EXP 02/14/200  47023A119    $377       187,500  SH         SOLE                   187,500
KERYX BIOPHARMACEUTICALS INC  COM               492515101  $4,046       407,069  SH         SOLE                   407,069
KINTERA INC                   COM               49720P506  $2,365     1,314,063  SH         SOLE                 1,314,063
LEMAITRE VASCULAR INC         COM               525558201    $877       116,301  SH         SOLE                   116,301
LIFECORE BIOMEDICAL INC       COM               532187101    $376        29,176  SH         SOLE                    29,176
LIONBRIDGE TECHNOLOGIES INC   COM               536252109  $5,564     1,394,550  SH         SOLE                 1,394,550
LIONS GATE ENTMNT CORP        COM NEW           535919203  $5,185       502,940  SH         SOLE                   502,940
LIVEPERSON INC                COM               538146101  $3,233       524,828  SH         SOLE                   524,828
MATRIA HEALTHCARE INC         COM NEW           576817209  $5,467       208,982  SH         SOLE                   208,982
MDC PARTNERS INC              CL A SUB VTG      552697104  $1,602       147,528  SH         SOLE                   147,528
MIDWAY GAMES INC              COM               598148104    $436       100,000  SH         SOLE                   100,000
MORTONS RESTAURANT GRP INC N  COM               619430101  $1,742       109,573  SH         SOLE                   109,573
MULTIMEDIA GAMES INC          COM               625453105  $3,954       464,122  SH         SOLE                   464,122
NATIONAL FINL PARTNERS CORP   COM               63607P208  $3,886        73,352  SH         SOLE                    73,352
NEXTEST SYS CORP              COM               653339101  $4,041       314,267  SH         SOLE                   314,267
NOVAMED INC DEL               COM               66986W108    $636       146,124  SH         SOLE                   146,124
ON ASSIGNMENT INC             COM               682159108  $2,216       237,285  SH         SOLE                   237,285
OPTIMAL GROUP INC             CL A NEW          68388R208  $1,307       241,987  SH         SOLE                   241,987
ORTHOVITA INC                 COM               68750U102  $6,539     2,157,939  SH         SOLE                 2,157,939
POWER-ONE INC                 COM               739308104    $173        33,876  SH         SOLE                    33,876
PROS HOLDINGS INC             COM               74346Y103  $3,588       297,306  SH         SOLE                   297,306
PSYCHIATRIC SOLUTIONS INC     COM               74439H108  $7,666       195,171  SH         SOLE                   195,171
QUICKSILVER RESOURCES INC     COM               74837R104  $1,912        40,633  SH         SOLE                    40,633
REALNETWORKS INC              COM               75605L104  $2,399       353,886  SH         SOLE                   353,886
RESTORATION HARDWARE INC DEL  COM               760981100  $2,348       713,790  SH         SOLE                   713,790
RESTORE MEDICAL INC           COM               76128C100    $848       543,505  SH         SOLE                   543,505
SHUFFLE MASTER INC            COM               825549108  $3,072       205,506  SH         SOLE                   205,506
SKILLED HEALTHCARE GROUP INC  CL A              83066R107  $3,791       240,707  SH         SOLE                   240,707
SONOSITE INC                  COM               83568G104  $3,729       122,184  SH         SOLE                   122,184
TETRA TECHNOLOGIES INC DEL    COM               88162F105  $3,713       175,653  SH         SOLE                   175,653
THINK PARTNERSHIP INC         COM               88409N101  $1,844     1,213,395  SH         SOLE                 1,213,395
TRUE RELIGION APPAREL INC     COM               89784N104  $3,919       222,662  SH         SOLE                   222,662
ULTIMATE SOFTWARE GROUP INC   COM               90385D107  $5,377       154,077  SH         SOLE                   154,077
ULTRA CLEAN HLDGS INC         COM               90385V107  $3,333       226,753  SH         SOLE                   226,753
UNITED WESTN BANCORP INC      COM               913201109  $3,979       188,233  SH         SOLE                   188,233
UNIVERSAL HLTH SVCS INC       CL B              913903100  $3,947        72,534  SH         SOLE                    72,534
VALUEVISION MEDIA INC         CL A              92047K107  $2,121       286,173  SH         SOLE                   286,173
VISTAPRINT LIMITED            SHS               G93762204  $9,196       246,084  SH         SOLE                   246,084
VOCUS INC                     COM               92858J108  $3,884       132,839  SH         SOLE                   132,839
VOLCANO CORPORATION           COM               928645100  $5,554       337,843  SH         SOLE                   337,843
WATSON WYATT WORLDWIDE INC    CL A              942712100  $1,340        29,828  SH         SOLE                    29,828
WEBSITE PROS INC              COM               94769V105  $4,851       463,727  SH         SOLE                   463,727
WMS INDS INC                  COM               929297109  $3,520       106,358  SH         SOLE                   106,358
WORKSTREAM INC                COM               981402100  $1,883     1,712,174  SH         SOLE                 1,712,174
YOUBET COM INC                COM               987413101    $592       313,164  SH         SOLE                   313,164
ZILA INC                      COM PAR $0.01     989513205    $708       609,953  SH         SOLE                   609,953
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